Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Summary of the revenue information of the Group

	Year Ended December 31,
	2015	2016	2017
	$	$	$
E-commerce	420,552,177	419,023,733	234,835,770
Online advertising	134,229,255	117,948,842	113,235,010
Listing	21,022,504	22,538,535	14,461,253

	575,803,936	559,511,110	362,532,033